CONCENTRATIONS OF RISK (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Share based compensation	$ 55,465	$ 75,000
Bank and cash balances	1,000
Credit risk	$ 1,000
Revenue Benchmark [Member] | Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.60%	20.60%	28.80%	7.70%
Accounts Payable [Member] | Vendor A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.20%	15.20%	19.40%